Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
SEC Schedule Article 12-09 Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three Years Ended December 31, 2012
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:

Balance December 31, 2009	$451
Provision charged to income	58
Doubtful accounts written off (net)	(47)
Other adjustments	(14)
Balance December 31, 2010	448
Provision charged to income	88
Doubtful accounts written off (net)	(38)
Other adjustments	(42)
Balance December 31, 2011	456
Provision charged to income	72
Doubtful accounts written off (net)	(23)
Other adjustments	12
Balance December 31, 2012	$517

Future Income Tax Benefits - Valuation allowance:

Balance December 31, 2009	$903
Additions charged to income tax expense	93
Reductions charged to goodwill, due to acquisitions	(3)
Reductions credited to income tax expense	(44)
Other adjustments	(38)
Balance December 31, 2010	911
Additions charged to income tax expense	130
Reductions credited to income tax expense	(27)
Other adjustments	(37)
Balance December 31, 2011	977
Additions charged to income tax expense	124
Additions charged to goodwill, due to acquisitions	71
Reductions credited to income tax expense	(245)
Other adjustments	(23)
Balance December 31, 2012	$904